As filed with the Securities and Exchange Commission on December 29, 1998
                                                                     File Nos.
                                                                      33-41340
                                                                      811-6336

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 13

                                    And/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 15

                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
              (Exact Name of Registrant as Specified in Charter)

                777 MARINERS ISLAND BLVD, SAN MATEO, CA 94404
             (Address of Principal Executive Offices) (Zip Code)

      Registrant's Telephone Number, Including Area Code (650) 312-2000

       HARMON E. BURNS, 777 MARINERS ISLAND BLVD., SAN MATEO, CA 94404
              (Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[ ] immediately upon filing pursuant to paragraph (b)
[x] on January 1, 1999 pursuant to paragraph (b)
[ ] 60 days after filing  pursuant to paragraph (a)(1)
[ ] on (date) pursuant to  paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date)pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered:

Shares of Beneficial Interest:

Franklin Templeton International Trust
   Templeton Pacific Growth Fund - Class A
   Templeton Foreign Smaller Companies Fund - Class A
   Templeton Foreign Smaller Companies Fund - Class B
   Templeton Foreign Smaller Companies Fund - Class C






The Registrant's Class A and C prospectus and statement of additional information dated March 1, 1998, as filed with the Securities and Exchange Commission under Form Type 485BPOS on June 22, 1998, are hereby incorporated by reference. (File Nos. 33-41340 and 811-6336.)




                          SHARE CLASS REDESIGNATION
                          EFFECTIVE JANUARY 1, 1999

      Class A  -  Formerly Class I
      Class B  -  New Share Class (Smaller
                  Companies Fund Only)
      Class C  -  Formerly Class II





                       SUPPLEMENT DATED JANUARY 1, 1999
                             TO THE PROSPECTUS OF
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                             DATED MARCH 1, 1998


The prospectus is amended as follows:

 I. As of January 1, 1999, the Smaller Companies Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. The Pacific Fund offers three classes of shares: Class A, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the prospectus to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

 II. The first sentence of the first paragraph on the front cover is replaced with the following:

     This prospectus describes the Class A, B and C shares of the Templeton Foreign Smaller Companies Fund (the "Smaller Companies Fund") and the Class A and C shares of the Templeton Pacific Growth Fund (the "Pacific Fund").

III. The section "Expense Summary" is replaced with the following:

     EXPENSE SUMMARY

     This table is designed to help you understand the costs of investing in the Fund. It is based on the Fund's historical expenses for the fiscal year ended October 31, 1997. The Fund's actual expenses may vary.


                                               SMALLER
                                           COMPANIES FUND     PACIFIC FUND
     ---------------------------------------------------------------------------
     A. SHAREHOLDER TRANSACTION EXPENSES 1

     CLASS A 2

     Maximum Sales Charge (as a percentage of
     Offering Price)                           5.75%             5.75%
       Paid at time of purchase 3              5.75%             5.75%
       Paid at redemption 4                    None              None
     Exchange Fee (per transaction) 5          None              None

     CLASS B 6

     Maximum Sales Charge (as a percentage of
     Offering Price)                           4.00%             ---
       Paid at time of purchase 3              None              ---
       Paid at redemption 4                    4.00%             ---
     Exchange Fee (per transaction) 5          None              ---

     CLASS C 2

     Maximum Sales Charge (as a percentage of
     Offering Price)                           1.99%             1.99%
       Paid at time of purchase 3              1.00%             1.00%
       Paid at redemption 4                    0.99%             0.99%
     Exchange Fee (per transaction) 5          None              None

     B. ANNUAL FUND OPERATING EXPENSES
       (AS A PERCENTAGE OF AVERAGE NET ASSETS)

     CLASS A 2

     Management Fees 7                         1.00%             1.00%
     Rule 12b-1 Fees 8                         0.25%             0.17%
     Other Expenses                            0.33%             0.46%
                                               =================================
     Total Fund Operating Expenses             1.58%             1.63%
                                               =================================

     CLASS B 6

     Management Fees 7                         1.00%             ---
     Rule 12b-1 Fees 8                         1.00%             ---
     Other Expenses                            0.33%             ---
                                               =================================
     Total Fund Operating Expenses             2.33%             ---
                                               =================================

     CLASS C 2

     Management Fees 7                         1.00%             1.00%
     Rule 12b-1 Fees 8                         1.00%             1.00%
     Other Expenses                            0.33%             0.48%
                                               =================================
     Total Fund Operating Expenses             2.33%             2.48%
                                               =================================


     C. EXAMPLE

     Assume the annual return for each class is 5%, operating expenses are as described above, and you sell your shares after the number of years shown. These are the projected expenses for each $10,000 that you invest in the Fund.

                                   1 YEAR     3 YEARS    5 YEARS    10 YEARS
-------------------------------------------------------------------------------
    SMALLER COMPANIES FUND

    CLASS A                         $726 9    $1,045     $1,386     $2,345
    CLASS B
      Assuming you sold your
      shares at the end of the
      period                        $636      $1,027     $1,445     $2,479 10

      Assuming you stayed in the
      fund                          $236        $727     $1,245     $2,479 10
    CLASS C                         $432  11    $820     $1,333     $2,739

    PACIFIC FUND

    CLASS A                         $731 9    $1,060     $1,411     $2,397
    CLASS C                         $447 11     $865     $1,407     $2,888

     THIS IS JUST AN EXAMPLE. IT DOES NOT REPRESENT PAST OR FUTURE EXPENSES OR RETURNS. ACTUAL EXPENSES AND RETURNS MAY BE MORE OR LESS THAN THOSE SHOWN. The Fund pays its operating expenses. The effects of these expenses are reflected in the Net Asset Value or dividends of each class and are not directly charged to your account.

     1. If your transaction is processed through your Securities Dealer, you may be charged a fee by your Securities Dealer for this service.
     2. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. Annual fund operating expenses for Class C of the Smaller Companies Fund are based on the Fund's Class A expenses for the fiscal year ended October 31, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class C's Rule 12b-1 plan. Annual fund operating expenses for Class C of the Pacific Fund are annualized.
     3. There is no front-end sales charge if you invest $1 million or more in Class A shares. Although Class B and C have a lower front-end sales charge than Class A, their Rule 12b-1 fees are higher. Over time you may pay more for Class B and C shares. Please see "How Do I Buy Shares? - Choosing a Share Class."
     4. A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more if you sell the shares within one year and to any Class C purchase if you sell the shares within 18 months. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase if you sell the shares within six years. A Contingent Deferred Sales Charge may also apply to purchases by certain retirement plans that qualify to buy Class A shares without a front-end sales charge. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less. The number in the table shows the charge as a percentage of Offering Price. While the percentage for Class C is different depending on whether the charge is shown based on the Net Asset Value or the Offering Price, the dollar amount you would pay is the same. See "How Do I Sell Shares? - Contingent Deferred Sales Charge" for details.
     5. There is a $5 fee for exchanges by Market Timers. The Pacific Fund does not currently allow investments by Market Timers.
     6. The Smaller Companies Fund began offering Class B shares on January 1, 1999. Annual fund operating expenses are based on the expenses for Class A for the fiscal year ended October 31, 1997. The Rule 12b-1 fees are based on the maximum fees allowed under Class B's Rule 12b-1 plan.
     7. For the period shown, Advisers had agreed in advance to limit its management fees for the Smaller Companies Fund. With this reduction, management fees were 0.90% and total operating expenses were 1.48% for Class A and would have been 2.23% for Class B and C.
     8. These fees may not exceed 0.25% for Class A and 1.00% for Class B and
     C. The combination of front-end sales charges and Rule 12b-1 fees could cause long-term shareholders to pay more than the economic equivalent of the maximum front-end sales charge permitted under the NASD's rules.
     9. Assumes a Contingent Deferred Sales Charge will not apply.
     10. Assumes conversion of Class B shares to Class A shares after eight years, lowering your annual expenses from that time on.
     11. For the same Class C investment, you would pay projected expenses of $334 (Smaller Companies Fund) and $349 (Pacific Fund) if you did not sell your shares at the end of the first year. Your projected expenses for the remaining periods would be the same.

IV.  The following information is added to the section "Financial
     Highlights":

     SMALLER COMPANIES FUND                             SIX MONTHS ENDED
                                                         APRIL 30, 1998
                                                           (UNAUDITED)
                                                     ------------------------
                                                             CLASS A
                                                     ------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the
     period)
     Net asset value, beginning of period                             $15.06
                                                     ------------------------
     Income from investment operations:
         Net investment income                                           .08
         Net realized and unrealized gains                               .85
                                                     ------------------------
     Total from investment operations                                    .93
                                                     ------------------------
     Less distributions from:
         Net investment income                                         (.19)
         Net realized gains                                            (.66)
                                                     ------------------------
     Total distributions                                               (.85)
                                                     ========================
     Net asset value, end of period                                   $15.14
                                                     ========================

     Total return*                                                     6.85%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                              $145,165
     Ratios to average net assets:
         Expenses                                                      1.41%**
         Expenses, excluding waiver and payments by
         affiliate                                                     1.47%**
         Net investment income                                         1.25%**
     Portfolio turnover rate                                          12.99%
     Average commission rate paid***                                   $.0002


     PACIFIC FUND                                        SIX MONTHS ENDED
                                                          APRIL 30, 1998
                                                           (UNAUDITED)
                                                   ---------------------------
                                                      CLASS A       CLASS C
                                                   ---------------------------
     PER SHARE OPERATING PERFORMANCE
     (for a share outstanding throughout the
     period)
     Net asset value, beginning of period                $10.88        $10.81
                                                   ---------------------------
     Income from investment operations:
         Net investment income                              .07           .05
         Net realized and unrealized losses               (1.81)        (1.77)
                                                   ---------------------------
     Total from investment operations                     (1.74)        (1.72)
                                                   ---------------------------
     Less distributions from:
         Net investment income                             (.10)         (.09)
         Net realized gains                                (.07)         (.07)
                                                   ---------------------------
     Total distributions                                   (.17)         (.16)
                                                   ===========================
     Net asset value, end of period                       $8.97         $8.93
                                                   ===========================

     Total return*                                       (16.02)%      (15.97)%

     RATIOS/SUPPLEMENTAL DATA
     Net assets, end of period (000's)                   $45,003        $5,832
     Ratios to average net assets:
         Expenses                                          1.86%**       2.61%**
         Net investment income                             1.23%**        .44%**
     Portfolio turnover rate                               9.11%         9.11%
     Average commission rate paid***                       $.0043        $.0043

     *Total return does not reflect sales commissions or the Contingent Deferred Sales Charge and is not annualized.
     **Annualized.
     ***Relates to purchases and sales of equity securities.

   V. The following is added under "What Are the Risks of Investing in the Fund?":

     YEAR 2000. When evaluating current and potential portfolio positions, Year 2000 is one of the factors Advisers considers.

     Advisers will rely upon public filings and other statements made by companies about their Year 2000 readiness. Issuers in countries outside the U.S., particularly in emerging markets, may not be required to make the same level of disclosure about Year 2000 readiness as is required in the U.S. Advisers, of course, cannot audit each company and its major suppliers to verify their Year 2000 readiness.

     If a company in which the Fund is invested is adversely affected by Year 2000 problems, it is likely that the price of its security will also be adversely affected. A decrease in the value of one or more of the Fund's portfolio holdings will have a similar impact on the price of the Fund's shares. Please see "Year 2000 Problem" under "Who Manages the Fund?" for more information.

     EURO RISK. On January 1, 1999, the European Monetary Union (EMU) plans to introduce a new single currency, the euro, which will replace the national currency for participating member countries. If the Fund holds investments in countries with currencies replaced by the euro, the investment process, including trading, foreign exchange, payments, settlements, cash accounts, custody and accounting will be impacted.

     The process to establish the euro may result in market volatility. It is not possible to predict the impact of the euro on the business or financial condition of European issuers or on the Fund. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets. To the extent the Fund holds non-U.S. dollar (euro or other) denominated securities, it will still be exposed to currency risk due to fluctuations in those currencies versus the U.S. dollar.

     Resources has created an interdepartmental team to handle all euro-related changes to enable the Franklin Templeton Funds to process transactions accurately and completely with minimal disruption to business activities. While there can be no assurance that the Fund will not be adversely affected, Advisers and its affiliated service providers are taking steps that they believe are reasonably designed to address the euro issue.

 VI. In the section "Who Manages the Fund?",

     (a) the section "Management Team" is revised to add Juan J. Benito to the Smaller Companies Fund management team, effective July 1997, and to add the following:

     Juan J. Benito
     Portfolio Manager of Investment Counsel

     Mr. Benito is currently a portfolio manager and research analyst with Investment Counsel. He holds an MBA from the Harvard Business School and a BS/MS in engineering from the Polytechnical University of Valencia, Spain. Before joining the Templeton organization in 1996, Mr. Benito was a management consultant and case team leader with Monitor Company, a leading global strategy consulting firm in Cambridge, Massachusetts (1994-1996). His previous experience includes being an internal planning consultant with Duke Power (1993-1994), a business development consultant with IBM Consulting Group (1992), and a regional manager with Iberdrola, a large power utility company in Spain (1987-1991). Mr. Benito's research responsibilities include coverage of European small cap companies.

     (b) the following is added after the "Administrative Services" section:

     YEAR 2000 PROBLEM. The Fund's business operations depend on a worldwide network of computer systems that contain date fields, including securities trading systems, securities transfer agent operations and stock market links. Many of the systems currently use a two digit date field to represent the date, and unless these systems are changed or modified, they may not be able to distinguish the Year 1900 from the Year 2000 (commonly referred to as the Year 2000 problem). In addition, the fact that the Year 2000 is a non-standard leap year may create difficulties for some systems.

     When the Year 2000 arrives, the Fund's operations could be adversely affected if the computer systems used by Advisers, its service providers and other third parties it does business with are not Year 2000 ready. For example, the Fund's portfolio and operational areas could be impacted, including securities trade processing, interest and dividend payments, securities pricing, shareholder account services, reporting, custody functions and others. The Fund could experience difficulties in effecting transactions if any of its foreign subcustodians, or if foreign broker-dealers or foreign markets are not ready for Year 2000.

     Advisers and its affiliated service providers are making a concerted effort to take steps they believe are reasonably designed to address their Year 2000 problems. Of course, the Fund's ability to reduce the effects of the Year 2000 problem is also very much dependent upon the efforts of third parties over which the Fund and Advisers may have no control.

     (c) the first sentence under "The Rule 12b-1 Plans" is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan under which the Fund shall pay or may reimburse Distributors or others for the expenses of activities that are primarily intended to sell shares of the class.

     (d) and the third, fourth and fifth paragraphs in the section "The Rule 12b-1 Plans" are replaced with the following:

     Under the Class B plan, the Smaller Companies Fund pays Distributors up to 0.75% per year of Class B's average daily net assets to pay Distributors for providing distribution and related services and bearing certain Class B expenses. All distribution expenses over this amount will be borne by those who have incurred them. Securities Dealers are not eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

     The Smaller Companies Fund may also pay a servicing fee of up to 0.25% per year of Class B's average daily net assets under the Class B plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities. Securities Dealers may be eligible to receive this portion of the Rule 12b-1 fees from the date of purchase. After 8 years, Class B shares convert to Class A shares and Securities Dealers may then receive the Rule 12b-1 fees applicable to Class A.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     Under the Class C plan, the Fund may pay Distributors up to 0.75% per year of Class C's average daily net assets to pay Distributors or others for providing distribution and related services and bearing certain
     Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them. During the first year after a purchase of Class C shares, Securities Dealers may not be eligible to receive this portion of the Rule 12b-1 fees associated with the purchase.

     The Fund may also pay a servicing fee of up to 0.25% per year of Class C's average daily net assets under the Class C plan. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

     The Rule 12b-1 fees charged to each class are based only on the fees attributable to that particular class. For more information, please see "The Fund's Underwriter" in the SAI.

VII. Under "How Is the Trust Organized?",

     (a) the first paragraph is replaced with the following:

     Each Fund is a diversified series of the Trust, an open-end management investment company, commonly called a mutual fund. It was organized as a Delaware business trust on March 22, 1991, and is registered with the SEC. The Smaller Companies Fund offers four classes of shares: Templeton Foreign Smaller Companies Fund - Class A, Templeton Foreign Smaller Companies Fund - Class B, Templeton Foreign Smaller Companies Fund - Class C and Templeton Foreign Smaller Companies Fund - Advisor Class. The Pacific Fund offers three classes of shares: Templeton Pacific Growth Fund - Class A, Templeton Pacific Growth Fund - Class C and Templeton Pacific Growth Fund - Advisor Class. Additional series and classes of shares may be offered in the future.

     (b) and the last paragraph is replaced with the following:

     As of December 7, 1998, Trust Company, as trustee for ValuSelect - Resources Profit Sharing Plan, owned of record and beneficially more than 25% of the outstanding shares of Pacific Fund's Advisor Class.

VIII.The second step in the section "How Do I Buy Shares? - Opening
     Your Account" is replaced with the following:

     2. Determine how much you would like to invest. The Fund's minimum investments are:

      o To open a regular, non-retirement account                $ 1,000
      o To open an IRA, IRA Rollover, Roth IRA,
        or Education IRA                                           $ 250*
      o To open a custodial account for a minor
      (an UGMA/UTMA account)                                       $ 100
      o To open an account with an automatic investment plan       $  50**
      o To add to an account                                       $  50***

     *For all other retirement accounts, there is no minimum investment requirement.
     **$25 for an Education IRA.
     ***For all retirement accounts except IRAs, IRA Rollovers, Roth IRAs, or Education IRAs, there is no minimum to add to an account.

     For purchases by broker-dealers, registered investment advisors or certified financial planners who have entered into an agreement with Distributors for clients participating in comprehensive fee programs, the minimum initial investment is $250. The minimum initial investment is $100 for officers, trustees, directors and full-time employees of the Franklin Templeton Funds or the Franklin Templeton Group, and their family members, consistent with our then-current policies.

     We reserve the right to change the amount of these minimums from time to time or to waive or lower these minimums for certain purchases. We also reserve the right to refuse any order to buy shares.

IX. The sections "Choosing a Share Class" and "Purchase Price of Fund Shares," found under "How Do I Buy Shares?", are replaced with the following:

     CHOOSING A SHARE CLASS

     Each class has its own sales charge and expense structure, allowing you to choose the class that best meets your situation. Your investment representative can help you decide.

       CLASS A*                   CLASS B*                     CLASS C*
                          (Only applicable to the
                          Smaller Companies Fund)
--------------------------------------------------------------------------------
o    Front-end sales      o  No front-end sales        o  Front-end sales
     charge of 5.75%         charge                       charge of 1%
     or less

o    Contingent           o  Contingent Deferred       o  Contingent Deferred
     Deferred Sales          Sales Charge of 4% or        Sales Charge of 1% on
     Charge of 1% on         less on shares you           shares you sell within
     purchases of $1         sell within six years        18 months
     million or more
     sold within one
     year

o    Lower annual         o  Higher annual             o  Higher annual
     expenses than           expenses than Class A        expenses than Class A
     Class B or C due        (same as Class C) due        (same as Class B) due
     to lower Rule           to higher Rule 12b-1         to higher Rule 12b-1
     12b-1 fees              fees. Automatic              fees. No conversion to
                             conversion to Class A        Class A shares, so
                             shares after eight           annual expenses do not
                             years, reducing future       decrease.
                             annual expenses.

o    No maximum           o  Maximum purchase          o  Maximum purchase
     purchase amount         amount of $249,999. We       amount of $999,999. We
                             invest any investment        invest any investment
                             of $250,000 or more in       of $1 million or more
                             Class A shares, since        in Class A shares,
                             a reduced front-end          since there is no
                             sales charge is              front-end sales charge
                             available and Class          and Class A's annual
                             A's annual expenses          expenses are lower.
                             are lower.


     *Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. The Smaller Companies Fund began offering Class B shares on January 1, 1999. Class B shares are not available to all retirement plans. Class B shares are only available to IRAs (of any type), Trust Company 403(b) plans, and Trust Company qualified plans with participant or earmarked accounts.

     PURCHASE PRICE OF FUND SHARES

     For Class A shares, the sales charge you pay depends on the dollar amount you invest, as shown in the table below. The sales charge for Class C shares is 1% and, unlike Class A, does not vary based on the size of your purchase. There is no front-end sales charge for Class B shares.

                                       TOTAL SALES CHARGE         AMOUNT PAID TO
                                       AS A PERCENTAGE OF          DEALER AS A
     AMOUNT OF PURCHASE           OFFERING          NET AMOUNT    PERCENTAGE OF
     AT OFFERING PRICE            PRICE              INVESTED     OFFERING PRICE
     ---------------------------------------------------------------------------

     CLASS A
     Under $50,000               5.75%              6.10%         5.00%
     $50,000 but less than
     $100,000                    4.50%              4.71%         3.75%
     $100,000 but less than      3.50%              3.63%         2.80%
     $250,000
     $250,000 but less than      2.50%              2.56%         2.00%
     $500,000
     $500,000 but less than      2.00%              2.04%         1.60%
     $1,000,000
     $1,000,000 or more*         None               None          None

     CLASS B* (SMALLER           None               None          None
     COMPANIES FUND ONLY)

     CLASS C
     Under $1,000,000*           1.00%              1.01%         1.00%

     *A Contingent Deferred Sales Charge of 1% may apply to Class A purchases of $1 million or more and any Class C purchase. A Contingent Deferred Sales Charge of up to 4% may apply to any Class B purchase. Please see "How Do I Sell Shares? - Contingent Deferred Sales Charge." Please also see "Other Payments to Securities Dealers" below for a discussion of payments Distributors may make out of its own resources to Securities Dealers for certain purchases.

X. In the section "Sales Charge Waivers," found under "How Do I Buy Shares? - Sales Charge Reductions and Waivers,"

     (a) the first paragraph is replaced with the following:

     SALES CHARGE WAIVERS. If one of the following sales charge waivers applies to you or your purchase of Fund shares, you may buy shares of the Fund without a front-end sales charge or a Contingent Deferred Sales Charge. All of the sales charge waivers listed below apply to purchases of Class A shares only, except for items 1 and 2 which also apply to Class B and C purchases.

     (b) the second waiver category is replaced with the following:

     2. Redemption proceeds from the sale of shares of any Franklin Templeton Fund. The proceeds must be reinvested in the same class of shares, except proceeds from the sale of Class B shares will be reinvested in Class A shares.

           If you paid a Contingent Deferred Sales Charge when you sold your Class A or C shares, we will credit your account with the amount of the Contingent Deferred Sales Charge paid but a new Contingent Deferred Sales Charge will apply. For Class B shares reinvested in Class A, a new Contingent Deferred Sales Charge will not apply, although your account will not be credited with the amount of any Contingent Deferred Sales Charge paid when you sold your Class B shares. If you own both Class A and B shares and you later sell your shares, we will sell your Class A shares first, unless otherwise instructed.

           Proceeds immediately placed in a Franklin Bank CD also may be reinvested without a front-end sales charge if you reinvest them within 365 days from the date the CD matures, including any rollover.

           This waiver does not apply to shares you buy and sell under our exchange program. Shares purchased with proceeds from a money fund may be subject to a sales charge.

     (c) the following new categories 7 and 8 are added to the end of the first list of sales charge waiver categories:

     7. Redemption proceeds from a repurchase of shares of Franklin Floating Rate Trust, if the shares were continuously held for at least 12 months.

           If you immediately placed your redemption proceeds in a Franklin Bank CD or a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date the CD matures, including any rollover, or the date you redeem your money fund shares.

     8. Redemption proceeds from the sale of Class A shares of any of the Templeton Global Strategy Funds if you are a qualified investor.

        If you paid a contingent deferred sales charge when you redeemed your Class A shares from a Templeton Global Strategy Fund, a Contingent Deferred Sales Charge will apply to your purchase of Fund shares and a new Contingency Period will begin. We will, however, credit your Fund account with additional shares based on the contingent deferred sales charge you paid and the amount of the redemption proceeds that you reinvest.

        If you immediately placed your redemption proceeds in a Franklin Templeton money fund, you may reinvest them as described above. The proceeds must be reinvested within 365 days from the date they are redeemed from the money fund.

     (d) and the following new category 12 is added to the end of the second list of sales charge waiver categories:

     12. Qualified registered investment advisors who buy through a broker-dealer or service agent who has entered into an agreement with Distributors

XI. The section "How Do I Buy Shares in Connection with Retirement Plans?", found under "How Do I Buy Shares?", is replaced with the following:

     HOW DO I BUY SHARES IN CONNECTION WITH RETIREMENT PLANS?

     Your individual or employer-sponsored retirement plan may invest in the Fund. Plan documents are required for all retirement plans. Trust Company can provide the plan documents for you and serve as custodian or trustee.

     Trust Company can provide you with brochures containing important information about its plans. These plans require separate applications and their policies and procedures may be different than those described in this prospectus. For more information, including a free retirement plan brochure or application, please call Retirement Plan Services.

     Please consult your legal, tax or retirement plan specialist before choosing a retirement plan. Your investment representative or advisor can help you make investment decisions within your plan.

XII. The section "How Do I Buy Shares? - Other Payments to Securities Dealers" is replaced with the following:

     OTHER PAYMENTS TO SECURITIES DEALERS

     The payments described below may be made to Securities Dealers who initiate and are responsible for Class B and C purchases and certain Class A purchases made without a sales charge. The payments are subject to the sole discretion of Distributors, and are paid by Distributors or one of its affiliates and not by the Fund or its shareholders.

     1.    Class A purchases of $1 million or more - up to 1% of the   amount
           invested.

     2.    Class B purchases - up to 4% of the amount invested.

     3.    Class C purchases - up to 1% of the purchase price.

     4. Class A purchases made without a front-end sales charge by certain retirement plans described under "Sales Charge Reductions and Waivers - Retirement Plans" above - up to 1% of the amount invested.

     5. Class A purchases by trust companies and bank trust departments, Eligible Governmental Authorities, and broker-dealers or others on behalf of clients participating in comprehensive fee programs - up to 0.25% of the amount invested.

     6. Class A purchases by Chilean retirement plans - up to 1% of the amount invested.

     A Securities Dealer may receive only one of these payments for each qualifying purchase. Securities Dealers who receive payments in connection with investments described in paragraphs 1, 3 or 6 above or a payment of up to 1% for investments described in paragraph 4 will be eligible to receive the Rule 12b-1 fee associated with the purchase starting in the thirteenth calendar month after the purchase.

     FOR BREAKPOINTS THAT MAY APPLY AND INFORMATION ON ADDITIONAL
     COMPENSATION PAYABLE TO SECURITIES DEALERS IN CONNECTION WITH THE SALE OF FUND SHARES, PLEASE SEE "HOW DO I BUY, SELL AND EXCHANGE SHARES? - OTHER PAYMENTS TO SECURITIES DEALERS" IN THE SAI.

XIII.The following paragraph is added at the end of the section "How
     Do I Buy Shares?":

     FOR INVESTORS OUTSIDE THE U.S.

     The distribution of this prospectus and the offering of Fund shares may be limited in many jurisdictions. An investor who wishes to buy shares of the Fund should determine, or have a broker-dealer determine, the applicable laws and regulations of the relevant jurisdiction. Investors are responsible for compliance with tax, currency exchange or other regulations applicable to redemption and purchase transactions in any jurisdiction to which they may be subject. Investors should consult appropriate tax and legal advisors to obtain information on the rules applicable to these transactions.

XIV. The second and third paragraphs under "May I Exchange Shares for Shares of Another Fund?" are replaced with the following:

     If you own Class A shares, you may exchange into any of our money funds except Franklin Templeton Money Fund. Franklin Templeton Money Fund is the only money fund exchange option available to Class B and C shareholders. Unlike our other money funds, shares of Franklin Templeton Money Fund may not be purchased directly and no drafts (checks) may be written on Franklin Templeton Money Fund accounts.

     Before making an exchange, please read the prospectus of the fund you are interested in. This will help you learn about the fund, its investment goal and policies, and its rules and requirements for exchanges. For example, some Franklin Templeton Funds do not accept exchanges and others may have different investment minimums. Some Franklin Templeton Funds do not offer Class B or C shares.

XV. Under "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?",

    (a) the first paragraph is replaced with the following:

     You generally will not pay a front-end sales charge on exchanges. If you have held your shares less than six months, however, you will pay the percentage difference between the sales charge you previously paid and the applicable sales charge of the new fund, if the difference is more than 0.25%. If you have never paid a sales charge on your shares because, for example, they have always been held in a money fund, you will pay the Fund's applicable sales charge no matter how long you have held your shares. These charges may not apply if you qualify to buy shares without a sales charge.

     (b) and the following sentence is added to the end of the second paragraph:

     The purchase price for determining a Contingent Deferred Sales Charge on exchanged shares will be the price you paid for the original shares.

XVI. In the section "Contingent Deferred Sales Charge," found under
     "May I Exchange Shares for Shares of Another Fund? - Will Sales Charges Apply to My Exchange?", the second paragraph is replaced with the following:

     If you exchange Class A shares into one of our money funds, the time your shares are held in that fund will not count towards the completion of any Contingency Period. If you exchange your Class B or C shares for the same class of shares of Franklin Templeton Money Fund, however, the time your shares are held in that fund will count towards the completion of any Contingency Period.

XVII.Under the section "Exchange Restrictions," found under "May I
     Exchange Shares for Shares of Another Fund?":

     (a) the first and second bulleted items are replaced with the following:

     o You may only exchange shares within the same class, except as noted below. If you exchange your Class B shares for the same class of shares of another Franklin Templeton Fund, the time your shares are held in that fund will count towards the eight year period for automatic conversion to Class A shares.

     o Generally exchanges may only be made between identically registered accounts, unless you send written instructions with a signature guarantee. You may, however, exchange shares from a Fund account requiring two or more signatures into an identically registered money fund account requiring only one signature for all transactions. PLEASE NOTIFY US IN WRITING IF YOU DO NOT WANT THIS OPTION TO BE AVAILABLE ON YOUR ACCOUNT. Additional procedures may apply. Please see "Transaction Procedures and Special Requirements."

     (b) and the following new item is added:

     o You must meet the applicable minimum investment amount of the fund you are exchanging into, or exchange 100% of your Fund shares.

XVIII. In the "By Phone" section of the chart under "How Do I Sell
       Shares?",

     (a) the first bulleted item is replaced with the following:

          o If the request is $100,000 or less. Institutional accounts may exceed $100,000 by completing a separate agreement. Call Institutional Services to receive a copy.

     (b) and the third bulleted item is deleted.

XIX. In the section "Contingent Deferred Sales Charge," found under "How Do I Sell Shares?",

     (a) the following is added after the second paragraph:

     For Class B shares, there is a Contingent Deferred Sales Charge if you sell your shares within six years, as described in the table below. The charge is based on the value of the shares sold or the Net Asset Value at the time of purchase, whichever is less.

                                               THIS % IS DEDUCTED FROM
     IF YOU SELL YOUR CLASS B SHARES           YOUR PROCEEDS AS A
     WITHIN THIS MANY YEARS AFTER              CONTINGENT DEFERRED
     BUYING THEM                               SALES CHARGE
     ------------------------------------------------------------------------
     1 Year                                    4
     2 Years                                   4
     3 Years                                   3
     4 Years                                   3
     5 Years                                   2
     6 Years                                   1
     7 Years                                   0

     (b) and the section "Waivers" is replaced with the following:

     WAIVERS. We waive the Contingent Deferred Sales Charge for:

     o  Account fees

     o Sales of Class A shares purchased without a front-end sales charge by certain retirement plan accounts if (i) the account was opened before May 1, 1997, or (ii) the Securities Dealer of record received a payment from Distributors of 0.25% or less, or (iii) Distributors did not make any payment in connection with the purchase, or (iv) the Securities Dealer of record has entered into a supplemental agreement with Distributors

     o Redemptions by the Fund when an account falls below the minimum required account size

     o  Redemptions following the death of the shareholder or beneficial owner

     o Redemptions through a systematic withdrawal plan set up before February 1, 1995

     o Redemptions through a systematic withdrawal plan set up on or after February 1, 1995, up to 1% monthly, 3% quarterly, 6% semiannually or 12% annually of your account's Net Asset Value depending on the frequency of your plan

     o Redemptions by Trust Company employee benefit plans or employee benefit plans serviced by ValuSelect(R) (not applicable to Class B)

     o Distributions from IRAs due to death or disability or upon periodic distributions based on life expectancy (for Class B, this applies to all retirement plan accounts, not only IRAs)

     o Returns of excess contributions (and earnings, if applicable) from retirement plan accounts

     o Participant initiated distributions from employee benefit plans or participant initiated exchanges among investment choices in employee benefit plans (not applicable to Class B)

XX. The third paragraph under "What Distributions Might I Receive From the Fund?" is replaced with the following:

     Dividends and capital gains are calculated and distributed the same way for each class. The amount of any income dividends per share will differ, however, generally due to the difference in the Rule 12b-1 fees of each class.

XXI. Distribution option 3 and the paragraph following it in the section "What Distributions Might I Receive From the Fund? -
     Distribution Options" are replaced with the following:

     3. RECEIVE DISTRIBUTIONS IN CASH - You may receive dividends, or both dividend and capital gain distributions in cash. If you have the money sent to another person or to a checking or savings account, you may need a signature guarantee. If you send the money to a checking or savings account, please see "Electronic Fund Transfers" under "Services to Help You Manage Your Account."

     Distributions may be reinvested only in the same class of shares, except as follows: (i) Class C shareholders who chose to reinvest their distributions in Class A shares of the Fund or another Franklin Templeton Fund before November 17, 1997, may continue to do so; and (ii) Class B and C shareholders may reinvest their distributions in shares of any Franklin Templeton money fund.

XXII.Under "Transaction Procedures and Special Requirements,"

     (a) the section "Joint Accounts" is replaced with the following:

     JOINT ACCOUNTS. For accounts with more than one registered owner, the Fund accepts written instructions signed by only one owner for transactions and account changes that could otherwise be made by phone. For all other transactions and changes, all registered owners must sign the instructions.

     Please keep in mind that if you have previously told us that you do not want telephone exchange or redemption privileges on your account, then we can only accept written instructions to exchange or redeem shares if they are signed by all registered owners on the account.

     (b) the reference to $50,000 in the section "Signature Guarantees" is replaced with $100,000.

     (c) the section "Trust Company Retirement Plan Accounts," found under "Telephone Transactions," is deleted.

     (d) and the section "Keeping Your Account Open" is replaced with the following:

     KEEPING YOUR ACCOUNT OPEN

     Due to the relatively high cost of maintaining a small account, we may close your account if the value of your shares is less than $250, or less than $50 for employee accounts and custodial accounts for minors. We will only do this if the value of your account fell below this amount because you voluntarily sold your shares and your account has been inactive (except for the reinvestment of distributions) for at least six months. Before we close your account, we will notify you and give you 30 days to increase the value of your account to $1,000, or $100 for employee accounts and custodial accounts for minors. These minimums do not apply to IRAs and other retirement plan accounts or to accounts managed by the Franklin Templeton Group.

XXIII. In the section "Services to Help You Manage Your Account":

     (a) the second sentence in the section "Automatic Investment Plan" is replaced with the following:

     Under the plan, you can have money transferred automatically from your checking or savings account to the Fund each month to buy additional shares.

     (b) the second paragraph under "Systematic Withdrawal Plan" is replaced with the following:

     If you would like to establish a systematic withdrawal plan, please complete the systematic withdrawal plan section of the account application included with this prospectus and indicate how you would like to receive your payments. You may choose to direct your payments to buy the same class of shares of another Franklin Templeton Fund or have the money sent directly to you, to another person, or to a checking or savings account. If you choose to have the money sent to a checking or savings account, please see "Electronic Fund Transfers" below. Once your plan is established, any distributions paid by the Fund will be automatically reinvested in your account.

     (c) the section "Electronic Fund Transfers - Class I Only" is replaced with the following:

     ELECTRONIC FUND TRANSFERS

     You may choose to have dividend and capital gain distributions or payments under a systematic withdrawal plan sent directly to a checking or savings account. If the account is with a bank that is a member of the Automated Clearing House, the payments may be made automatically by electronic funds transfer. If you choose this option, please allow at least fifteen days for initial processing. We will send any payments made during that time to the address of record on your account.

     (d) the third bulleted item under "TeleFACTS(R)" is replaced with the following:

          o exchange shares (within the same class) between identically registered Franklin Templeton Class A, B or C accounts; and

     (e) and the last paragraph in the section "TeleFACTS(R)" is replaced with the following:

     You will need the code number for each class to use TeleFACTS(R). The code numbers for the Smaller Companies Fund are 191 for Class A, 391 for
     Class B and 291 for Class C. The code numbers for the Pacific Fund are
     190 for Class A and 290 for Class C.

XXIV. In the "Useful Terms and Definitions" section:

     (a) the definition of "Class I, Class II and Advisor Class" is replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Smaller Companies Fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The Pacific Fund offers three classes of shares, designated "Class A," "Class C" and "Advisor Class." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     (b) and the following definitions are revised:

     CONTINGENCY PERIOD - For Class A shares, the 12 month period during which a Contingent Deferred Sales Charge may apply. The contingency period is six years for Class B shares and 18 months for Class C shares. The holding period begins on the day you buy your shares. For example, if you buy shares on the 18th of the month, they will age one month on the 18th day of the next month and each following month.

     CONTINGENT DEFERRED SALES CHARGE (CDSC) - A sales charge of 1% that may apply if you sell your Class A or C shares within the Contingency Period. For Class B, the maximum CDSC is 4% and declines to 0% after six years.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class
     C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

              Please keep this supplement for future reference.





                          SHARE CLASS REDESIGNATION
                          EFFECTIVE JANUARY 1, 1999

           Class A  -  Formerly Class I
           Class B  -  New Share Class (Smaller
                       Companies Fund Only)
           Class C  -  Formerly Class II



                       SUPPLEMENT DATED JANUARY 1, 1999
                TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                             DATED MARCH 1, 1998

The Statement of Additional Information is amended as follows:

 I. As of January 1, 1999, the Smaller Companies Fund offers four classes of shares: Class A, Class B, Class C and Advisor Class. The Pacific Fund offers three classes of shares: Class A, Class C and Advisor Class. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

 II. The first sentence of the third paragraph on the front cover is replaced with the following:

     This SAI describes the Class A, B and C shares of the Smaller Companies Fund and the Class A and C shares of the Pacific Fund.

III. The following is added to the section "Officers and Trustees":

     As of December 7, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the Fund: approximately 135 shares of Pacific Fund - Class A, 3,801 shares of the Pacific Fund - Advisor Class, 169 shares of the Smaller Companies Fund - Class A, and 4,104 shares of the Smaller Companies Fund - Advisor Class, or less than 1% of the total outstanding shares of each Fund's Class A shares and Smaller Companies Advisor Class shares, and 3.40% of the Pacific Fund's Advisor Class shares.

 IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

     If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the Fund and exchanged into the new fund at Net Asset Value when paid.

 V.  In the section "The Rule 12b-1 Plans," found under "The Fund's
     Underwriter,"

     (a) the first paragraph is replaced with the following:

     Each class has a separate distribution or "Rule 12b-1" plan that was adopted pursuant to Rule 12b-1 of the 1940 Act.

     (b) the following paragraphs are added after the section "The Class I
     Plan":

     THE CLASS B PLAN. Under the Class B plan, the Smaller Companies Fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The Smaller Companies Fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the Fund on behalf of customers, and similar servicing and account maintenance activities.

     The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

     (c) the two paragraphs under the section "The Class II Plan" are replaced with the following:

     THE CLASS C PLAN. Under the Class C plan, the Fund pays Distributors up to 0.75% per year of Class C's average daily net assets, payable quarterly, for distribution and related expenses. These fees may be used to compensate Distributors or others for providing distribution and related services and bearing certain Class C expenses. All distribution expenses over this amount will be borne by those who have incurred them without reimbursement by the Fund.

     Under the Class C plan, the Fund also pays an additional 0.25% per year of Class C's average daily net assets, payable quarterly, as a servicing fee.

     (d) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

 VI. The following information is added under "How Does the Fund Measure Performance? - Total Return":

      TOTAL RETURN

      The average annual total returns for the indicated periods ended April 30, 1998, were:

                                      1 YEAR           5 YEARS   SINCE INCEPTION
                                                                       (9/20/91)
       -------------------------------------------------------------------------
       CLASS A

       Pacific Fund                  -39.55%            -3.02%             0.64%
       Smaller Companies Fund          6.15%            13.17%            11.61%

                                      1 YEAR   SINCE INCEPTION
                                                      (1/1/97)
       --------------------------------------------------------
       CLASS C

       Pacific Fund                  -37.66%           -33.11%

      The cumulative total returns for the indicated periods ended April 30, 1998, were:

                                      1 YEAR           5 YEARS   SINCE INCEPTION
                                                                       (9/20/91)
       -------------------------------------------------------------------------
       CLASS A

       Pacific Fund                  -39.55%           -14.23%             4.29%
       Smaller Companies Fund          6.15%            85.60%           106.63%

                                      1 YEAR   SINCE INCEPTION
                                                      (1/1/97)
       --------------------------------------------------------
       CLASS C

       Pacific Fund                  -37.66%           -40.91%


VII. Under "Miscellaneous Information," the following is added:

     The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the Fund and its shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

     As of December 7, 1998, the principal shareholders of the Fund, beneficial or of record, were as follows:

             NAME AND ADDRESS           SHARE AMOUNT        PERCENTAGE
------------------------------------------------------------------------
     PACIFIC FUND - ADVISOR CLASS
     Rosalind Achtel                        7,668.712          6.87%
     150 Prospect St.
     Clark, NJ 07066

     FTTC TTEE For ValuSelect               72,287.530        64.76%
     Franklin Resources PSP
     Attn: Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

     SMALLER COMPANIES - CLASS I
     Dai-Ichi Kangyo                      465,071.391          5.21%
     Bank Of California TTEE
     1200 5th Ave. Ste. 600
     Seattle, WA 98101-1188

     SMALLER COMPANIES - CLASS II
     Raymond James Assoc. Inc.              3,597.909          7.70%
     FAO Larry A. Loftin and Wanda A.
     Loftin Ten Com
     106 Lybrook Rd.
     Advance, NC 27006-7629

     Raymond James Assoc. Inc.              3,131.524          6.70%
     Cust. Sara T Jones MD
     IRA
     321 Banbury Rd.
     Winston Salem, NC 27104-1827

     Raymond James Assoc. Inc.              2,815.888          6.03%
     FAO Fred Penzias TTEE UA DTD
     4-8-97 F. Penzias Revoc Tr
     3455 S. Corona St. Apt. 217
     Englewood, CO 80110-2864

     Frederick D. Richburg                  2,567.998          5.50%
     and Lauretta L. Richburg JR WROS
     7831 S. Argonne St.
     Aurora, CO 80016

     SMALLER COMPANIES -  ADVISOR
     CLASS
                                            48,958.235         5.03%
     FTTC TTEE For ValuSelect
     Franklin Resources PSP
     Attn: Trading
     P.O. Box 2438
     Rancho Cordova, CA 95741-2438

VIII.The following is added to the section "Financial Statements":

     The unaudited financial statements contained in the Semiannual Report to Shareholders of the Trust, for the six-month period ended April 30, 1998, are incorporated herein by reference.

 IX. In the "Useful Terms and Definitions" section, the definitions of "Class I, Class II and Advisor Class" and "Offering Price" are replaced with the following:

     CLASS A, CLASS B, CLASS C AND ADVISOR CLASS - The Smaller Companies Fund offers four classes of shares, designated "Class A," "Class B," "Class C" and "Advisor Class." The Pacific Fund offers three classes of shares, designated "Class A," "Class C" and "Advisor Class." The classes have proportionate interests in the Fund's portfolio. They differ, however, primarily in their sales charge and expense structures.

     OFFERING PRICE - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class
     C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

              Please keep this supplement for future reference.




                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                                  File Nos.
                                   33-41340
                                   811-6336

                                  FORM N-1A
                                    PART C
                              OTHER INFORMATION

ITEM 24     FINANCIAL STATEMENTS AND EXHIBITS

a)    Financial Statements

      Audited Financial Statements incorporated herein by reference to the Registrant's Annual Report to Shareholders dated October 31, 1997 as filed with the SEC electronically on form type N-30D on December 18, 1997

      (i)   Financial Highlights

      (ii)  Statements of Investments, October 31, 1997

     (iii)  Statements of Assets and Liabilities - October 31, 1997

      (iv)  Statements of Operations - for the year ended October 31, 1997

      (v) Statements of Changes in Net Assets for the years ended October 31, 1997 and 1996

      (vi)  Notes to Financial Statements

      (vii)Report of Independent Accountants dated November 26, 1997

      Unaudited Financial Statements incorporated herein by reference to the Registrant's Semi-Annual Report to Shareholders dated April 30, 1998 as filed with the SEC electronically on form type N-30D on July 10, 1998

      (i)   Financial Highlights

      (ii)  Statements of Investments, April 30, 1998 (unaudited)

     (iii)  Statements of Assets and Liabilities - April 30, 1998
            (unaudited)

      (iv) Statements of Operations - for the six months ended April 30, 1998 (unaudited)

      (v) Statements of Changes in Net Assets for the six months ended April 30, 1998 (unaudited) and the year ended October 31, 1997

     (vi)   Notes to Financial Statements

b)    Exhibits:

      The following exhibits are incorporated by reference, except exhibits 6(ii), 8(vi), 8(vii), 9(i), 11(i), 15(iv), and 18(ii), which are attached.

  (1) copies of the charter as now in effect;

      (i)   Certificate of Trust of Franklin International
            Trust dated March 19, 1991
            Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date:  December 29, 1995

      (ii)  Agreement and Declaration of Trust of Franklin
            International Trust dated March 19, 1991
            Filing:  Post-Effective Amendment No. 6 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

     (iii) Certificate of Amendment to the Certificate of Trust of Franklin International Trust dated
            August 20, 1991
            Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

      (iv) Certificate of Amendment to the Certificate of Trust of Franklin International Trust dated
            May 14, 1992
            Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
            File No. 33-4134
            Filing Date: December 29, 1995

      (v) Certificate of Amendment of Agreement and Declaration of Trust of Franklin International Trust dated
            December 14, 1995
            Filing:  Post-Effective Amendment No. 7 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: July 23, 1996

  (2) copies of the existing By-Laws or instruments corresponding thereto;

      (i)   By-Laws of Franklin International Trust
            Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

      (ii)  Amendment to By-Laws of Franklin International
            Trust dated April 19, 1994
            Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

  (3) copies of any voting trust agreement with respect to more than five percent of any class of equity securities of the Registrant;

        Not Applicable

  (4) specimens or copies of each security issued by the Registrant, including copies of all constituent instruments, defining the rights of the holders of such securities, and copies of each security being registered;

        Not Applicable

  (5) copies of all investment advisory contracts relating to the management of the assets of the Registrant;

        (i) Management Agreement between Registrant and
            Franklin Advisers, Inc. dated September 20, 1991
            Filing:  Post-Effective Amendment No. 6 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

       (ii) Franklin Pacific Growth Fund Sub-advisory
            Agreement between Franklin Advisers, Inc., and
            Templeton Investment Counsel, Inc. dated
            January 1, 1993
            Filing:  Post-Effective Amendment No. 6 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

      (iii) Franklin International Equity Fund Sub-advisory Agreement between Franklin Advisers, Inc., and Templeton Investment Counsel, Inc. dated January 1, 1993
            Filing:  Post-Effective Amendment No. 6 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

   (6) copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

      (i) Amended and Restated Distribution Agreement between Registrant and Franklin Templeton Distributors, Inc. dated April 23, 1995
               Filing: Post-Effective Amendment No. 7 to Registration Statement on Form N-1A
               File No. 33-41340
               Filing Date: July 23, 1996

      (ii) Forms of Dealer Agreements between Franklin/Templeton Distributors, Inc. and Securities Dealers

(7) copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such; any such plan that is not set forth in a formal document, furnish a reasonably detailed description thereof;

      Not Applicable

(8) copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act, with respect to securities and similar investments of the Registrant, including the schedule of remuneration;

      (i)   Custody Agreement between Franklin International
            Trust and Chase Manhattan Bank, NT & SA dated July 28, 1995
            Filing: Post-Effective Amendment No. 6 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

     (ii) Amendment to Custody Agreement between Franklin Templeton International Trust on behalf of Templeton Foreign Smaller Companies Fund and Chase Manhattan Bank, N.A. dated July 24, 1996
            Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 31, 1997

     (iii) Master Custody Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 31, 1997

     (iv) Terminal Link Agreement between Registrant and Bank of New York dated February 16, 1996
            Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 31, 1997

     (v) Amendment dated May 7, 1997 to Master Custody Agreement Between Registrant and Bank of New York
            Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 31, 1997

     (vi) Amendment dated February 27, 1998 to Exhibit A of the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

     (vii) Foreign Custody Manager Agreement between the Registrant and Bank of New York made as of July 30, 1998, effective as of February 27, 1998

(9) copies of all other material contracts not made in the ordinary course of business which are to be performed in whole or in part at or after the date of filing the Registration Statement;

       (i) Subcontract for Fund Administrative Services dated October 1, 1996 and Amendment thereto dated April 30, 1998 between Franklin Advisers, Inc. and Franklin Templeton Services, Inc.

(10) an opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will when sold be legally issued, fully paid and nonassessable;

       Not Applicable

(11) copies of any other opinions, appraisals or rulings and consents to the use thereof relied on in the preparation of this registration statement and required by Section 7 of the 1933 Act;

       (i)  Consent of Independent Auditors

(12)   all financial statements omitted from Item 23;

       Not applicable

(13) copies of any agreements or understandings made in consideration for providing the initial capital between or among the Registrant, the underwriter, advisor, promoter or initial stockholders and written assurances from promoters or initial stockholders that their purchases were made for investment purposes without any present intention of redeeming or reselling;

       (i)  Letter of Understanding dated September 10, 1991
            Filing:  Post-Effective Amendment No. 6 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

(14) copies of the model plan used in the establishment of any retirement plan in conjunction with which Registrant offers its securities, any instructions thereto and any other documents making up the model plan. Such form(s) should disclose the costs and fees charged in connection therewith;

             Not Applicable

(15) copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act, which describes all material aspects of the financing of distribution of Registrant's shares, and any agreements with any person relating to implementation of such plan.

       (i) Amended and Restated Distribution Plan pursuant to Rule 12b-1 between the Registrant and Franklin/Templeton Distributors, Inc.
            dated July 1, 1993
            Filing:  Post-Effective Amendment No. 6 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 29, 1995

      (ii)  Distribution Plan pursuant to Rule 12b-1 between the
            Registrant on behalf of Templeton Pacific Growth
            Fund - Class II and Franklin/Templeton Distributors,
            Inc. dated January 1, 1997
            Filing:  Post-Effective Amendment No. 11 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: February 26, 1998

      (iii) Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Templeton Foreign Smaller Companies Fund - Class II and Franklin/Templeton Distributors, Inc. dated April 16, 1998
            Filing:  Post-Effective Amendment No. 12 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: June 22, 1998

      (iv) Form of Distribution Plan pursuant to Rule 12b-1 between the Registrant on behalf of Templeton Foreign Smaller Companies Fund
            - Class B and Franklin/Templeton Distributors, Inc.

(16) schedule for computation of each performance quotation provided in the registration statement in response to Item 22 (which need not be audited).

            Not Applicable

(17)    Power of Attorney

       (i)  Power of Attorney dated April 16, 1998
            Filing:  Post-Effective Amendment No. 12 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: June 22, 1998

      (ii)  Certificate of Secretary dated April 16, 1998
            Filing:  Post-Effective Amendment No. 12 to
            Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: June 22, 1998

(18) Copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act

       (i) Multiple Class Plan on behalf of Templeton Pacific Growth Fund dated June 18, 1996
            Filing: Post-Effective Amendment No. 11 to Registration Statement on Form N-1A
            File No. 33-41340
            Filing Date: December 31, 1997

      (ii) Form of Multiple Class Plan on behalf of Templeton Foreign Smaller Companies Fund

ITEM 25     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      None

ITEM 26     NUMBER OF HOLDERS OF SECURITIES

Not Applicable

ITEM 27     INDEMNIFICATION

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Please see the Declaration of Trust, By-Laws, Management Agreement and Distribution Agreements previously filed as exhibits and incorporated herein by reference.

Notwithstanding the provisions contained in the Registrant's By-Laws, in the absence of authorization by the appropriate court on the merits pursuant to said By-Laws, any indemnification under said By-Laws shall be made by Registrant only if authorized in the manner provided by such By-Laws.

ITEM 28     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR

The officers and trustees of the Registrant's manager also serve as officers and/or directors or trustees for (1) the advisor's corporate parent, Franklin Resources, Inc., and/or (2) other investment companies in the Franklin Templeton Group of Funds. In addition, Mr. Charles B. Johnson was formerly a director of General Host Corporation. For additional information please see Part B and Schedules A and D of Form ADV of the Funds' Investment Manager (SEC File 801-26292), incorporated herein by reference, which sets forth the officers and directors of the investment manager and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and trustees during the past two years.

a) Templeton Investment Counsel, Inc.

    Templeton Investment Counsel, Inc. ("TICI"), an indirect, wholly owned subsidiary of Franklin Resources, Inc., serves as each Fund's Sub-adviser, furnishing to Franklin Advisers, Inc. in that capacity, portfolio management services and investment research. For additional information please see Part B and Schedules A and D of Form ADV of the Fund's Sub-adviser (SEC File 801-15125), incorporated herein by reference, which sets forth the officers and directors of the Sub-adviser and information as to any business, profession, vocation or employment of a substantial nature engages in by those officers and directors during the past two years.

ITEM 29 PRINCIPAL UNDERWRITERS

a) Franklin/Templeton Distributors, Inc., ("Distributors") also acts as principal underwriter of shares of:

Franklin Asset Allocation Fund
Franklin California Tax-Free Income Fund, Inc.
Franklin California Tax-Free Trust
Franklin Custodian Funds, Inc.
Franklin Equity Fund
Franklin Federal Money Fund
Franklin Federal Tax-Free Income Fund
Franklin Floating Rate Trust
Franklin Gold Fund
Franklin High Income Trust
Franklin Investors Securities Trust
Franklin Managed Trust
Franklin Money Fund
Franklin Mutual Series Fund Inc.
Franklin Municipal Securities Trust
Franklin New York Tax-Free Income Fund
Franklin New York Tax-Free Trust
Franklin Real Estate Securities Trust
Franklin Strategic Mortgage Portfolio
Franklin Strategic Series
Franklin Tax-Exempt Money Fund
Franklin Tax-Free Trust
Franklin Templeton Fund Allocator Series
Franklin Templeton Global Trust
Franklin Templeton Money Fund Trust
Franklin Value Investors Trust
Institutional Fiduciary Trust

Templeton American Trust, Inc.
Templeton Capital Accumulator Fund, Inc.
Templeton Developing Markets Trust
Templeton Funds, Inc.
Templeton Global Investment Trust
Templeton Global Opportunities Trust
Templeton Global Real Estate Fund
Templeton Global Smaller Companies Fund, Inc.
Templeton Growth Fund, Inc.
Templeton Income Trust
Templeton Institutional Funds, Inc.

b) The information required by this Item 29 with respect to each director and officer of Distributors is incorporated by reference to Schedule A of Form BD filed by Distributors with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-5889).

c) Not applicable. Registrant's principal underwriter is an affiliated person of an affiliated person of the Registrant.

ITEM 30    LOCATION OF ACCOUNTS AND RECORDS

The accounts, books or other documents required to be maintained by Section 31 (a) of the Investment Company Act of 1940 are kept by the Registrant or its shareholder services agent, Franklin Templeton Investor Services, Inc., both of whose address is 777 Mariners Island Blvd., San Mateo, CA 94404-1585.

ITEM 31    MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32    UNDERTAKINGS

a) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any trustee or trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares to assist its shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940.

b) The Registrant hereby undertakes to comply with the information requirement in Item 5 of the Form N-1A by including the required information in the Registrant's annual report and to furnish each person to whom a prospectus is delivered a copy of the annual report upon request and without charge.






                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Mateo and the State of California, on the 28th day of December, 1998.

                                     FRANKLIN TEMPLETON INTERNATIONAL TRUST
                                      (Registrant)

                                      By:  RUPERT H. JOHNSON, JR.*
                                           Rupert H. Johnson, Jr.
                                           President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

RUPERT H. JOHNSON, JR.*                   Principal Executive
Rupert H. Johnson, Jr.                    Officer and Trustee
                                          Dated: December 28, 1998

MARTIN L FLANAGAN*                        Principal Accounting Officer
Martin L. Flanagan                        Dated:  December 28, 1998

DIOMEDES LOO-TAM*                         Principal Accounting Officer
Diomedes Loo-Tam                          Dated:  December 28, 1998

FRANK H. ABBOTT III*                      Trustee
Frank H. Abbott III                       Dated:  December 28, 1998

HARRIS J. ASHTON*                         Trustee
Harris J. Ashton                          Dated:  December 28, 1998

HARMON E. BURNS*                          Trustee
Harmon E. Burns                           Dated:  December 28, 1998

S. JOSEPH FORTUNATO*                      Trustee
S. Joseph Fortunato                       Dated:  December 28, 1998

EDITH E. HOLIDAY*                         Trustee
Edith E. Holiday                          Dated:  December 28, 1998

CHARLES B. JOHNSON*                       Trustee
Charles B. Johnson                        Dated:  December 28, 1998

FRANK W.T. LAHAYE*                        Trustee
Frank W.T. LaHaye                         Dated:  December 28, 1998

GORDON S. MACKLIN*                        Trustee
Gordon S. Macklin                         Dated:  December 28, 1998

*By /s/ Larry L. Greene
        Larry L. Greene, Attorney-in-Fact
       (Pursuant to Powers of Attorney previously filed)






                    FRANKLIN TEMPLETON INTERNATIONAL TRUST
                            REGISTRATION STATEMENT
                                EXHIBITS INDEX

EXHIBIT NO.     DESCRIPTION                                           LOCATION

EX-99.B1(i)     Certificate of Trust for Franklin International       *
                Trust dated March 19, 1991

EX-99.B1(ii)    Agreement and Declaration of Trust for Franklin
                International Trust dated March 19, 1991

EX-99.B1(iii)   Certificate of Amendment to Certificate of Trust for  *
                Franklin International Trust dated August 20, 1991

EX-99.B1(iv)    Certificate of Amendment to Certificate of Trust for  *
                Franklin International Trust dated May 14, 1992

EX-99.B1(v)     Certificate of Amendment of Agreement and             *
                Declaration of Trust of Franklin International Trust dated December 14, 1995

EX-99.B2(i)     By-Laws                                               *

EX-99.B2(ii)    Amendment to By-Laws for Franklin International       *
                Trust dated April 19, 1994

EX-99.B5(i)     Management Agreement between Registrant and Franklin  *
                Advisers, Inc. dated September 20, 1991

EX-99.B5(ii)    Franklin Pacific Growth Fund Sub-advisory Agreement   *
                between Franklin Advisers, Inc. and Templeton
                Investment Counsel, Inc. dated January 1, 1993

EX-99.B5(iii)   Franklin International Equity Fund Sub-advisory       *
                Agreement between Franklin Advisers, Inc. and
                Templeton Investment Counsel, Inc. dated January 1,
                1993

EX-99.B6(i)     Amended and Restated Distribution Agreement between   *
                Registrant and Franklin Templeton Distributors, Inc.
                dated April 23, 1995

EX-99.B6(ii)    Forms of Dealer Agreements between                    Attached
                Franklin/Templeton Distributors, Inc. and Securities
                Dealers

EX-99.B8(i)     Custody Agreement Between Franklin International      *
                Trust and Chase Manhattan Bank, NT & SA dated July
                28, 1995

EX-99.B8(ii)    Amendment to Custody Agreement between Franklin       *
                Templeton International Trust on behalf of Templeton
                Foreign Smaller Companies Fund and Chase Manhattan
                Bank, N.A. dated July 24, 1996

EX-99.B8(iii)   Master Custody Agreement between Registrant and Bank  *
                of New York dated February 16, 1996

EX-99.B8(iv)    Terminal Link Agreement between Registrant and Bank   *
                of New York dated February 16, 1996

EX-99.B8(v)     Amendment dated May 7, 1997 to Master Custody         *
                Agreement between Registrant and Bank of New York

EX-99.B8(vi)    Amendment dated February 27, 1998 to Exhibit A of     Attached
                the Master Custody Agreement between the Registrant and Bank of New York dated February 16, 1996

EX-99.B8(vii)   Foreign Custody Manager Agreement between the         Attached
                Registrant and Bank of New York made as of July 30,
                1998, effective as of February 27, 1998

EX-99.B9(i)     Subcontract for Fund Administrative Services dated    Attached
                October 1, 1996 and Amendment thereto dated April
                30, 1998 between Franklin Advisers, Inc. and
                Franklin Templeton Services, Inc.

EX-99.B11(i)    Consent of Independent Auditors                       Attached

EX-99.B13(i)    Letter of Understanding relating to Initial Capital   *
                dated September 10, 1991

EX-99.B15(i)    Amended and Restated Distribution Plan Pursuant to    *
                Rule 12b-1 plan dated July 1, 1993

EX-99.B15(ii)   Distribution Plan pursuant to Rule 12b-1 between the  *
                Registrant on behalf of Templeton Pacific Growth
                Fund - Class II and Franklin/Templeton Distributors,
                Inc. dated January 1, 1997

EX-99.B15(iii)  Distribution Plan pursuant to Rule 12b-1 between the  *
                Registrant on behalf of Templeton Foreign Smaller
                Companies Fund - Class II and Franklin/Templeton
                Distributors, Inc. dated April 16, 1998

EX-99.B15(iv)   Form of Distribution Plan pursuant to Rule 12b-1      Attached
                between the Registrant on behalf of Templeton
                Foreign Smaller Companies Fund - Class B and
                Franklin/Templeton Distributors, Inc.


EX-99.B17(i)    Power of Attorney dated April 16, 1998                *

EX-99.B17(ii)   Certificate of Secretary dated April 16, 1998         *

EX-99.B18(i)    Multiple Class Plan for Templeton Pacific Growth      *
                Fund dated June 18, 1996

EX-99.B18(iii)  Form of Multiple Class Plan on behalf of Templeton    Attached
                Foreign Smaller Companies Fund


*Incorporated by Reference